INTEREST EXPENSES (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
INTEREST EXPENSES
Interest expenses	¥ 1,389,014	¥ 1,203,871	¥ 1,242,793
Less: Interest capitalization	(28,876)	(60,792)	(71,657)
Total	¥ 1,360,138	¥ 1,143,079	¥ 1,171,136